Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The components of deferred taxes were as follows:

	2012	2011
Deferred tax assets:
Bad debts	$996	$915
Deferred compensation	361	348
FHLMC preferred stock impairment loss	151	151
Nonaccrual loan interest income	87	112
Deferred loan fees	84	165
Stock-based compensation	67	43
Accrued bonus	37	23
Deferred income	33	33
Real estate owned write-down	0	38

Total	$1,816	$1,831
Deferred tax liabilities:
Unrealized security gains, net	$2,035	$1,876
Depreciation	829	911
Federal Home Loan Bank stock dividends	542	542
Purchase accounting adjustments	64	66
Mortgage servicing rights	45	26
Prepaid expenses	14	9
Partnership income	0	3

Total	3,529	3,433

Net deferred tax liability	$(1,713)	$(1,602)

Federal income tax laws provided that the 2002 acquired entity could claim additional bad debt deductions through 1987, totaling $1.9 million. Accounting standards do not require a deferred tax liability to be recorded on this amount, which liability otherwise would total $646 at December 31, 2012. If the Bank were liquidated or otherwise ceases to be a bank or if tax laws were to change, this amount would be expensed.

The components of income tax expense are as follows:

	2012	2011	2010
Current	$599	$419	$(24)
Deferred	(48)	25	95

	$551	$444	$71

The following is a reconciliation of income tax at the federal statutory rate to the effective rate of tax on the financial statements:

	2012		2011		2010
	Rate	Amount	Rate	Amount	Rate	Amount
Tax at federal statutory rate	34%	$1,143	34%	$1,039	34%	$475
Tax-exempt income	(17)	(580)	(17)	(513)	(29)	(399)
Other	0	(12)	(2)	(82)	0	(5)

Income tax expense	17%	$551	15%	$444	5%	$71

As of December 31, 2012 and December 31, 2011, the Corporation had no unrecognized tax benefits or accrued interest and penalties recorded. The Corporation does not expect the amount of unrecognized tax benefits to significantly increase within the next twelve months. The Corporation records interest and penalties as a component of income tax expense.

The Corporation and its subsidiaries are subject to U.S. federal income tax as well as income tax in the state of Ohio for National Bancshares. The Bank is subject to tax in Ohio based upon its net worth. The Corporation is no longer subject to examination by state taxing authorities for years prior to 2009.